REGULATORY CAPITAL	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
REGULATORY CAPITAL
REGULATORY CAPITAL

Citigroup is subject to risk-based capital and leverage standards issued by the Federal Reserve Board which constitute the U.S. Basel III rules. Citi’s U.S. insured depository institution subsidiaries, including Citibank, are subject to similar standards issued by their respective primary federal bank regulatory agencies. These standards are used to evaluate capital adequacy and include the required minimums shown in the following table. The regulatory agencies are required by law to take specific prompt actions with respect to institutions that do not meet minimum capital standards.
 The following table sets forth for Citigroup and Citibank the regulatory capital tiers, total risk-weighted assets, quarterly adjusted average total assets, Total Leverage Exposure, risk-based capital ratios and leverage ratios in accordance with current regulatory standards (reflecting Basel III Transition Arrangements).

In millions of dollars, except ratios	Stated minimum	Citigroup		Citibank
		Well capitalized minimum	December 31, 2016	Well capitalized minimum	December 31, 2016
Common Equity Tier 1 Capital			$167,378		$126,220
Tier 1 Capital			178,387		126,465
Total Capital (Tier 1 Capital + Tier 2 Capital)			202,146		138,821
Total risk-weighted assets(1)			1,166,764		973,933
Quarterly adjusted average total assets(2)			1,768,415		1,333,161
Total Leverage Exposure(3)			2,351,883		1,859,394
Common Equity Tier 1 Capital ratio(4)	4.5%	N/A	14.35%	6.5%	12.61%
Tier 1 Capital ratio(4)	6.0	6.0%	15.29	8.0	12.63
Total Capital ratio(4)	8.0	10.0	17.33	10.0	14.25
Tier 1 Leverage ratio	4.0	N/A	10.09	5.0	9.49
Supplementary Leverage ratio(5)	N/A	N/A	7.58	N/A	6.80

(1)
Reflected in the table above are Citigroup’s and Citibank’s total risk-weighted assets as derived under the Basel III Advanced Approaches. At December 31, 2016, Citigroup’s and Citibank’s total risk-weighted assets as derived under the Basel III Standardized Approach were $1,126 billion and $1,001 billion, respectively.

(2)	Tier 1 Leverage ratio denominator.

(3)	Supplementary Leverage ratio denominator.

(4)
As of December 31, 2016, Citigroup’s reportable Common Equity Tier 1 Capital, Tier 1 Capital, and Total Capital ratios were the lower derived under the Basel III Advanced Approaches framework. As of December 31, 2016, Citibank’s reportable Common Equity Tier 1 Capital and Tier 1 Capital ratios were the lower derived under the Basel III Standardized Approach framework, while Citibank’s reportable Total Capital ratio was the lower derived under the Basel III Advanced Approaches framework.

(5)
Commencing on January 1, 2018, Citi and Citibank will be required to maintain a stated minimum Supplementary Leverage ratio of 3%, and Citibank will be required to maintain a Supplementary Leverage ratio of 6% to be considered “well capitalized.”

N/A  Not Applicable

As indicated in the table above, Citigroup and Citibank were “well capitalized” under the current federal bank regulatory definitions as of December 31, 2016.

Banking Subsidiaries—Constraints on Dividends
There are various legal limitations on the ability of Citigroup’s subsidiary depository institutions to extend credit, pay dividends or otherwise supply funds to Citigroup and its non-bank subsidiaries. The approval of the Office of the Comptroller of the Currency is required if total dividends declared in any calendar year exceed amounts specified by the applicable agency’s regulations. State-chartered depository institutions are subject to dividend limitations imposed by applicable state law.
In determining the dividends, each depository institution must also consider its effect on applicable risk-based capital and leverage ratio requirements, as well as policy statements of the federal regulatory agencies that indicate that banking organizations should generally pay dividends out of current operating earnings. Citigroup received $13.8 billion and $13.5 billion in dividends from Citibank during 2016 and 2015, respectively.